Restatement of Previously Issued Financial Statements - Schedule of the effect of restatement to the Company's financial statements (Details) - USD ($)	3 Months Ended						6 Months Ended				8 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Sep. 30, 2020	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020	Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2020	Nov. 12, 2019	Apr. 30, 2019	Jan. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets	$ 38,132,000						$ 38,132,000						$ 51,691,000		$ 28,090,000
Liabilities:
Total Liabilities	65,232,000						65,232,000						46,665,000		25,004,000
Stockholders' Equity
Additional paid-in capital	2,585,000						2,585,000						2,257,000		2,041,000
Accumulated deficit	(207,706,000)						(207,706,000)						(175,039,000)		(119,666,000)
Total Stockholders' Equity	(205,698,000)			$ (148,697,000)			(205,698,000)		$ (148,697,000)				(173,572,000)		(118,125,000)	$ (188,786,000)		$ (134,501,000)			$ (70,687,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	38,132,000						38,132,000						51,691,000		28,090,000
Loss from operations	(16,962,000)			(14,187,000)			(32,283,000)		(30,610,000)				(55,277,000)		(48,425,000)
Other income (expense):
Total other income (expense)	(240,000)			(78,000)			(361,000)		(53,000)				(19,000)		567,000
Income (loss) before provision for income taxes	(17,202,000)			(14,265,000)			(32,644,000)		(30,663,000)				(55,296,000)		(47,858,000)
Income tax benefit (provision)	(35,000)			20,000			23,000		39,000				77,000		11,000
Net income (loss)	$ (17,167,000)			$ (14,285,000)			(32,667,000)		(30,702,000)				(55,373,000)		(47,869,000)
Net cash used in operating activities							(31,245,000)		(28,760,000)				(42,650,000)		(48,763,000)
Net cash used in investing activities							(1,232,000)		1,207,000				112,000		24,164,000
Net cash provided by financing activities							$ 15,102,000		$ 47,213,000				$ 63,254,000		$ 10,713,000
Weighted average shares outstanding of common stock, basic and diluted	54,838,000			53,768,000			54,694,000		53,772,000				53,928,000		53,609,000
Basic and diluted net loss per share, common shares	$ (0.31)			$ (0.27)			$ (0.60)		$ (0.57)				$ (1.03)		$ (0.89)
LGL Systems Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets		$ 173,540,480						$ 173,540,480			$ 173,902,304			$ 174,077,031
Liabilities:
Accounts payable and accrued expenses		2,118,073						2,118,073			214,071			237,196
Income taxes payable														10,289
Deferred underwriting fee payable		6,037,500						6,037,500			6,037,500			6,037,500
Total Liabilities		34,130,318						34,130,318			20,717,071			29,721,485
Common stock subject to possible redemption		134,410,161						134,410,161			148,185,229			139,355,545
Stockholders' Equity
Common stock		385						385						336
Additional paid-in capital		19,853,416						19,853,416			6,078,490			14,908,082
Accumulated deficit		(14,854,231)						(14,854,231)			(1,079,160)			(9,908,848)
Total Stockholders' Equity		5,000,001			$ 5,000,001	$ 5,000,001		5,000,001		$ 5,000,001	5,000,004			5,000,001			$ 5,000,001
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		173,540,480						173,540,480			173,902,304			174,077,031
Loss from operations		(1,278,433)			(139,094)			(2,412,310)		(315,386)	(724,568)			(629,651)
Other income (expense):
Interest income		2,614			180,961			5,172		789,622	126,688			808,527
Change in fair value of warrant liabilities		8,399,245			657,000			2,538,245		1,780,750
Offering costs associated with warrants recorded as liabilities											508,555
Total other income (expense)		(8,396,631)			837,961			(2,533,073)		2,570,372	(381,867)			(8,162,473)
Income (loss) before provision for income taxes		(9,675,064)			698,867			(4,945,383)		2,254,986	(1,106,435)			(8,792,124)
Income tax benefit (provision)		53,820			8,792					99,590	(27,275)			37,564
Net income (loss)		$ (9,728,884)			$ 690,075			(4,945,383)		2,155,396	(1,079,160)			(8,829,688)
Net cash used in operating activities								(490,526)		(312,507)	(269,623)			(474,803)
Net cash used in investing activities								$ 172,214		$ 188,762	(172,500,000)			$ 243,084
Net cash provided by financing activities											$ 173,790,839
Weighted average shares outstanding of common stock, basic and diluted		7,193,758			6,639,574			7,432,762		6,691,776	4,346,765			6,703,614
Basic and diluted net loss per share, common shares		$ (1.35)			$ 0.09			$ (0.67)		$ 0.25	$ (0.25)			$ (1.39)
Weighted average shares outstanding and subject to possible redemption, basic and diluted		14,368,742			14,922,926			14,129,738		14,870,724	2,965,735			14,858,886
Non-cash investing and financing activities
Initial classification of common stock subject to possible redemption											$ 148,286,749
Change in value of common stock subject to possible redemption								$ (4,945,383)		$ 2,155,398	(101,524)			$ (8,829,684)
Initial classification of warrants issued											14,465,500
Previously Reported | LGL Systems Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets			$ 174,227,854		$ 174,279,113	174,254,141				174,279,113		$ 174,227,854		174,077,031					$ 174,051,002
Liabilities:
Accounts payable and accrued expenses			222,604		143,918	160,813				143,918	214,070	222,604		237,196					261,246
Income taxes payable			45,026		72,315	63,523				72,315		45,026		10,289
Deferred underwriting fee payable			6,037,500		6,037,500	6,037,500				6,037,500	6,037,500	6,037,500		6,037,500					6,037,500
Total Liabilities			6,305,130		6,253,733	6,261,836				6,253,733	6,251,570	6,305,130		6,284,985					6,298,746
Common stock subject to possible redemption			162,922,723		163,025,379	162,992,304				163,025,379	162,650,730	162,922,723		162,792,045					162,752,250
Stockholders' Equity
Common stock			532		531	531				531	529	532		534					528
Additional paid-in capital			4,830,083		4,727,428	4,760,503				4,727,428	5,102,079	4,830,083		4,960,759					5,000,560
Accumulated deficit			169,386		272,042	238,967				272,042	(102,604)	169,386		38,708					(1,082)
Total Stockholders' Equity			5,000,001		5,000,001	5,000,001				5,000,001	5,000,004	5,000,001		5,000,001					5,000,006
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY			174,227,854		174,279,113	174,254,141				174,279,113	173,902,304	174,227,854		174,077,031					174,051,002
Loss from operations			(145,615)		(139,094)	(176,292)				(315,386)	(256,567)	(461,001)		(629,651)
Other income (expense):
Interest income			15,670		180,961	608,661				789,622	126,688	805,292		808,527
Total other income (expense)			15,670		180,961	608,661				789,622	126,688	805,292		808,527
Income (loss) before provision for income taxes			(129,945)		41,867	432,369				474,236	(129,879)	344,291		178,876
Income tax benefit (provision)			27,289		(8,792)	(90,798)				(99,590)	27,275	(72,301)		(37,564)
Net income (loss)			$ (102,656)		$ 33,075	341,571				374,646	(102,604)	271,990		141,312
Adjustments to reconcile net loss to net cash used in operating activities:						(536,267)				(687,153)	(167,018)	(616,868)		(616,115)
Net cash used in operating activities						(194,696)				(312,507)	(269,622)	(344,878)		(474,803)
Net cash used in investing activities						$ 134,835				$ 188,763	(172,500,000)	$ 188,762		243,084
Net cash provided by financing activities											$ 173,790,838
Weighted average shares outstanding of common stock, basic and diluted			5,317,329		5,309,155	5,297,427				5,303,291	4,057,455	5,308,004
Basic and diluted net loss per share, common shares			$ (0.02)		$ (0.02)	$ (0.02)				$ (0.03)	$ (0.03)	$ (0.05)
Weighted average shares outstanding and subject to possible redemption, basic and diluted			16,245,171		16,253,345	16,265,073				16,259,209	3,255,045	16,254,496
Basic and diluted net loss per share subject to possible redemption			$ 0.00		$ 0.01	$ 0.03				$ 0.03	$ 0.01	$ 0.03
Non-cash investing and financing activities
Initial classification of common stock subject to possible redemption											$ 162,752,250
Change in value of common stock subject to possible redemption						$ 341,574				$ 374,649	(101,520)	$ 271,993		$ 141,315
Deferred underwriting fee payable											6,037,500
Deferred offering costs paid directly by Sponsor from proceeds from issuance of Class B common stock to Sponsor											25,000
Net income (loss) per share			$ (0.02)											$ (0.07)
Adjustments | LGL Systems Acquisition Corp [Member]
Liabilities:
Accounts payable and accrued expenses			$ 1		$ 1	1				1	1	1		$ 1
Warrant liabilities			15,277,250		12,684,750	13,341,750				12,684,750	14,465,500	15,277,250		23,436,500					14,465,500
Total Liabilities			15,277,251		12,684,751	13,341,751				12,684,751	14,465,501	15,277,251		23,436,501					14,465,500
Common stock subject to possible redemption			(15,277,250)		(12,684,752)	(13,341,751)				(12,684,752)	(14,465,501)	(15,277,250)		(23,436,500)					(14,465,501)
Stockholders' Equity
Common stock			153		127	133				127	145	153		233					145
Additional paid-in capital			1,788,152		(804,320)	(147,327)				(804,320)	976,411	1,788,152		9,947,322					976,411
Accumulated deficit			(1,788,306)		804,194	147,194				804,194	(976,556)	(1,788,306)		(9,947,556)					(976,555)
Total Stockholders' Equity			(1)		1					1		(1)		(1)					1
Loss from operations											(468,001)
Other income (expense):
Change in fair value of warrant liabilities			(2,592,500)		657,000	1,123,750				1,780,750		(811,750)		(8,971,000)
Offering costs associated with warrants recorded as liabilities											(508,555)
Total other income (expense)			(2,592,500)		657,000	1,123,750				1,780,750	(508,555)	(811,750)		(8,971,000)
Income (loss) before provision for income taxes			(2,592,500)		657,000	1,123,750				1,780,750	(976,556)	(811,750)		(8,971,000)
Net income (loss)			$ (2,592,500)		$ 657,000	1,123,750				1,780,750	(976,556)	(811,750)		(8,971,000)
Adjustments to reconcile net loss to net cash used in operating activities:						$ (1,123,750)				$ (1,780,750)	976,555	$ 811,750		8,971,000
Net cash used in operating activities											(1)
Net cash provided by financing activities											$ 1
Weighted average shares outstanding of common stock, basic and diluted			1,264,011		1,330,419	1,446,550				1,388,485	289,310	1,346,691
Basic and diluted net loss per share, common shares			$ (0.39)		$ 0.10	$ 0.18				$ 0.28	$ (0.22)	$ (0.10)
Weighted average shares outstanding and subject to possible redemption, basic and diluted			(1,264,011)		(1,330,419)	(1,446,550)				(1,388,485)	(289,310)	(1,346,691)
Basic and diluted net loss per share subject to possible redemption			$ 0.00		$ 0.00	$ 0.00				$ 0.00	$ 0.00	$ 0.00
Non-cash investing and financing activities
Initial classification of common stock subject to possible redemption											$ (14,465,501)
Change in value of common stock subject to possible redemption						$ 1,123,750				$ 1,780,749		$ (811,749)		$ (8,970,999)
Initial classification of warrants issued											14,465,500
Net income (loss) per share			$ (0.39)											$ (1.31)
As Restated | LGL Systems Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets			$ 174,227,854		$ 174,279,113	174,254,141				174,279,113		174,227,854		$ 174,077,031					174,051,002
Liabilities:
Accounts payable and accrued expenses			222,605		143,919	160,814				143,919	214,071	222,605		237,197					261,246
Income taxes payable			45,026		72,315	63,523				72,315		45,026		10,289
Warrant liabilities			15,277,250		12,684,750	13,341,750				12,684,750	14,465,500	15,277,250		23,436,500					14,465,500
Deferred underwriting fee payable			6,037,500		6,037,500	6,037,500				6,037,500	6,037,500	6,037,500		6,037,500					6,037,500
Total Liabilities			21,582,381		18,938,484	19,603,587				18,938,484	20,717,071	21,582,381		29,721,486					20,764,246
Common stock subject to possible redemption			147,645,473		150,340,627	149,650,553				150,340,627	148,185,229	147,645,473		139,355,545					148,286,749
Stockholders' Equity
Common stock			685		658	664				658	674	685		767					673
Additional paid-in capital			6,618,235		3,923,108	4,613,176				3,923,108	6,078,490	6,618,235		14,908,081					5,976,971
Accumulated deficit			(1,618,920)		1,076,236	386,161				1,076,236	(1,079,160)	(1,618,920)		(9,908,848)					(977,637)
Total Stockholders' Equity			5,000,000		5,000,002	5,000,001				5,000,002	5,000,004	5,000,000		5,000,000					5,000,007
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY			174,227,854		174,279,113	174,254,141				174,279,113	173,902,304	174,227,854		174,077,031					$ 174,051,002
Loss from operations			(145,615)		(139,094)	(176,292)				(315,386)	(724,568)	(461,001)		(629,651)
Other income (expense):
Interest income			15,670		180,961	608,661				789,622	126,688	805,292		808,527
Change in fair value of warrant liabilities			(2,592,500)		657,000	1,123,750				1,780,750		(811,750)		(8,971,000)
Offering costs associated with warrants recorded as liabilities											(508,555)
Total other income (expense)			(2,576,830)		837,961	1,732,411				2,570,372	(381,867)	(6,458)		(8,162,473)
Income (loss) before provision for income taxes			(2,722,445)		698,867	1,556,119				2,254,986	(1,106,435)	(467,459)		(8,792,124)
Income tax benefit (provision)			27,289		(8,792)	(90,798)				(99,590)	27,275	(72,301)		(37,564)
Net income (loss)			$ (2,695,156)		$ 690,075	1,465,321				2,155,396	(1,079,160)	(539,760)		(8,829,688)
Adjustments to reconcile net loss to net cash used in operating activities:						(1,660,017)				(2,467,903)	809,537	194,882		8,354,885
Net cash used in operating activities						(194,696)				(312,507)	(269,623)	(344,878)		(474,803)
Net cash used in investing activities						$ 134,835				$ 188,763	(172,500,000)	$ 188,762		243,084
Net cash provided by financing activities											$ 173,790,839
Weighted average shares outstanding of common stock, basic and diluted			6,581,340		6,639,574	6,743,977				6,691,776	4,376,765	6,654,695
Basic and diluted net loss per share, common shares			$ (0.41)		$ 0.09	$ 0.16				$ 0.25	$ (0.25)	$ (0.16)
Weighted average shares outstanding and subject to possible redemption, basic and diluted			14,981,160		14,922,926	14,818,523				14,870,724	2,965,735	14,907,805
Basic and diluted net loss per share subject to possible redemption			$ 0.00		$ 0.01	$ 0.03				$ 0.03	$ 0.01	$ 0.03
Non-cash investing and financing activities
Initial classification of common stock subject to possible redemption											$ 148,286,749
Change in value of common stock subject to possible redemption						$ 1,465,324				$ 2,155,398	(101,520)	$ (539,756)		$ (8,829,684)
Initial classification of warrants issued											14,465,500
Deferred underwriting fee payable											6,037,500
Deferred offering costs paid directly by Sponsor from proceeds from issuance of Class B common stock to Sponsor											$ 25,000
Net income (loss) per share			$ (0.41)											$ (1.39)